Premium income and premiums paid to reinsurers	12 Months Ended
Dec. 31, 2017
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Premium income and premiums paid to reinsurers

6 Premium income and premiums paid to reinsurers

	2017	2016	2015
Life insurance	19,952	20,400	19,583
Non-life insurance	2,874	3,053	3,342
Total premium income	22,826	23,453	22,925

- Accident and health insurance	2,511	2,609	2,703
- General insurance	363	444	640
Non-life insurance premium income	2,874	3,053	3,342

	2017	2016	2015
Life insurance	3,214	2,932	2,694
Non-life insurance	217	244	286
Total premiums paid to reinsurers	3,431	3,176	2,979

- Accident and health insurance	205	238	268
- General insurance	13	7	18
Non-life insurance paid to reinsurers	217	244	286

Premium income Life insurance includes EUR 5,139 million (2016: EUR 5,255 million) of premiums related to insurance policies upgraded to the retirement platform in the UK.